Document and Entity Information	Jul. 28, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000875045
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 28, 2023
Entity Registrant Name	BIOGEN INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-19311
Entity Tax Identification Number	33-0112644
Entity Address, Address Line One	225 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	679-2000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.0005 par value
Trading Symbol	BIIB
Security Exchange Name	NASDAQ